TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
	December 31
	2015	2014

Deferred tax assets:
Carryforward tax losses	$14,205	$14,563
Research and development credit	396	513
Accrued social benefits and other	791	767

	15,392	15,843
Less - valuation allowance	(15,392)	(15,843)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2015	2014	2013

Domestic	$(755)	$3,350	$(1,618)
Foreign	(47)	(2,444)	198

Income (loss) before income taxes	$(802)	$906	$(1,420)

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense
	Year ended December 31,
	2015	2014	2013

Income (loss) before income taxes, as reported in the statements of operations	$(802)	$906	$(1,420)

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical tax benefit	$(213)	$240	$(355)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(2)	(176)	19
Non-deductible expenses and other permanent differences	446	222	165
Change of deferred tax as result of tax rate change	-	-	(727)
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(469)
Differences in taxes arising from foreign currency exchange, net	641	1,715	186
Losses and timing differences for which no deferred taxes were recorded	(451)	(2,326)	1,619
withholding taxes that were deducted by the Company's clients	121	180	-
Other	(421)	325	(438)

Income taxes	$121	$180	$-